Lease	12 Months Ended
Dec. 31, 2021
Lease
Lease

18.   Lease

		Lease
	Right-of-use assets	liabilities
Balance at January 1, 2020	71	70
Additions	1,236	1,236
Depreciation	(263)	—
Interest expense	—	26
Payments	—	(367)
Effect of foreign exchange rates	—	146
Balance at December 31, 2020	1,044	1,111
Lease liabilities – current		293
Lease liabilities – non-current		818

		Lease
	Right-of-use assets	liabilities
Balance at January 1, 2021	1,044	1,111
Additions	1,305	1,305
Acquisitions through business combinations	1,559	1,559
Depreciation	(1,908)	—
Interest expense	—	90
Payments	—	(2,222)
Effect of foreign exchange rates	50	91
Balance at December 31, 2021	2,050	1,934
Lease liabilities – current		831
Lease liabilities – non-current		1,103

The amounts recognized in the consolidated statement of profit or loss and other comprehensive income other than depreciation in relation to leases are presented in the table below:

	2021	2020	2019
Expense relating to short-term and low-value leases	86	9	28
Interest expense on lease liabilities	90	26	1

On June 1, 2019 Nexters Global Ltd entered into a new lease agreement for the office spaces with a new owner in Larnaca, Cyprus. On June 1, 2021, the lease was renewed for another two years with an option of renewal after that date subject to the adjustment of the lease payments to the market conditions. As the market conditions at the lease expiration date cannot be reliably estimated as at the reporting date management decided not to account for the lease renewal option while determining the amount of right-of-use assets and lease liabilities.

On March 24, 2020 Nexters Global Ltd entered into a new lease agreement over the office spaces in Limassol, Cyprus with a new owner. The lease runs for 5 years, with an option of obtaining a discount while paying in lumpsum for the whole year. As the Group already makes such payments and received the discount for the first year, management decided to account for this option while determining the amount of right-of-use assets and lease liabilities.

On February 3, 2021 Nexters Global Ltd acquired two Russian game development studios which had several lease agreements for different floors of the office building in Moscow. As these contracts were entered into near the same time with the same counterparty, the contracts are combined as a single contract. The Company determines the commencement date as February 3, 2021, which is considered to be acquisition date.

The Group measures the lease liability at the present value of the remaining lease payments as if the acquired lease were a new lease at the acquisition date. The Group measures the right-of-use asset at the same amount as the lease liability.

On October 4, 2021 Nexters Inc. entered into a new lease agreement over the office spaces in Limassol, Cyprus. The lease runs for 3 years with early termination option. Management decided not to account for this option while determining the amount of right-of-use assets and lease liabilities due to the fact its exercise is not reasonably certain.

On December 1, 2021 Nexters Global Ltd entered into new lease agreements for vehicles. As the terms of the contracts were the same and were entered into the same time with the same counterparty, the contracts are combined as a single contract. The lease runs for 3 years with early termination option. Management decided to account for this option while determining the amount of right-of-use assets and lease liabilities due to the fact its exercise is reasonably certain.

Total cash outflow for leases recognized in the consolidated statement of cash flow is presented below:

	2021	2020	2019
Cash outflow for leases	2,132	367	31
Cash outflow for short-term and low-value leases	9	5	28
Total cash outflow for leases	2,141	372	59

All lease obligations of Cypriot companies are denominated in €. The rate of 3% per annum was used as the incremental borrowing rate. Lease obligations of Russian subsidiaries are denominated in RUB. The rate of 7.5% per annum was used as the incremental borrowing rate.